Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Share-based Compensation
20.	Share-based Compensation
(a)	Restricted share units plan

2009 Restricted Share Unit Plan

In November 2009, the Company adopted a restricted share unit plan for the Company’s employees, directors and consultants (the “2009 Plan”). The Company has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated. The 2009 Plan was expired on November 16, 2019.

2019 Restricted Share Unit Plan

In October 2019, the Company adopted a 2019 restricted share unit plan (the “2019 Plan”) for the Company’s employees, directors and others. The 2019 Plan has a ten-year term and a maximum number of 322,458,300 ordinary shares available for issuance pursuant to all awards under the plan.

(b)	Share-based compensation expense

The Group recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Group’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2017, 2018 and 2019 (in thousands):

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	818,101	757,341	758,810
Selling and marketing expenses	90,271	102,638	84,920
General and administrative expenses	576,629	787,200	797,120
Research and development expenses	499,850	824,552	763,239
	1,984,851	2,471,731	2,404,089

As of December 31, 2019, total unrecognized compensation cost related to unvested awards under the 2009 Plan and the 2019 Plan, adjusted for estimated forfeitures, was US$329.2 million (RMB2,291.8 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2019, the weighted average remaining vesting periods was 2.22 years.

(c)	Restricted share units award activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2017, 2018 and 2019:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2017	1,663	131.08
Granted	1,260	295.95
Vested	(1,192)	152.96
Forfeited	(59)	177.14
Outstanding at December 31, 2017	1,672	238.18

Outstanding at January 1, 2018	1,672	238.18
Granted	2,073	271.21
Vested	(1,228)	250.53
Forfeited	(92)	238.34
Outstanding at December 31, 2018	2,425	260.12

Outstanding at January 1, 2019	2,425	260.12
Granted	1,763	231.51
Vested	(1,182)	256.12
Forfeited	(191)	244.09
Outstanding at December 31, 2019	2,815	244.99

The aggregate intrinsic value of RSUs outstanding as of December 31, 2019 was US$863.1 million. The intrinsic value was calculated based on the Company’s closing stock price of US$306.64 per ADS as of December 31, 2019.

It is the Company’s policy to issue new shares upon vesting of RSUs. The number of shares available for future grant under the Company’s 2019 RSU Plan was 322,055,900 as of December 31, 2019.

(d)	Other Share Incentive Plan

Certain of the Company’s subsidiaries have adopted stock option plans, which allow the related subsidiaries to grant options to certain employees of the Group. The options expire in five to ten years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The award can become 100% vested on the Vesting Commencement Date, or vests in two, four or five substantially equal annual installments with the first installment vesting on the Vesting Commencement Date.

The Group has used the binomial model to estimate the fair value of the options granted. For the years ended December 31, 2017, 2018, and 2019, RMB91.5 million, RMB32.0 million and RMB56.2 million compensation expenses were recorded for the share options granted.

While certain share options granted will become vested or commence vesting beginning on the Vesting Commencement Date, the effectiveness of the conditions is not within the control of the Group and is not deemed probable to occur for accounting purposes until the Vesting Commencement Date. For such share options, no compensation expenses were recorded. As of December 31, 2019, there were RMB307.4 million unrecognized share-based compensation expenses are related to such share options for which the service condition had been met and are expected to be recognized when the conditions are achieved.